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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number             811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1304 W. Fairbanks Ave. Winter Park, FL     32789

(Address of principal executive offices)         (Zip code)

Arthur Ally

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (407) 644-1986

Date of fiscal year end:            12/31

Date of reporting period:            06/30/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORT TO STOCKHOLDERS

[GRAPHIC OF THE TIMOTHY PLAN]

Semi-

Annual Report

June 30, 2003

Timothy Plan

Strategic Growth Portfolio Variable Series

Timothy Plan

Conservative Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2003

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

Stock market history clearly demonstrates that stock prices tend to move in both directions — up and down — over time. In the 1990’s, investors became erroneously convinced that “things were different now” and the consensus seemed to be that, henceforth, prices were only going to go up. Well, the latter part of 1999 through the first quarter of 2003 exposed the fallacy of that theory and replaced it with the reverse “things are different now” and, henceforth, prices are only gong to go down. For a while there, it appeared that they might have a valid point.

I am pleased to report, however, that overall market performance in the second quarter of 2003 demonstrated the error of that theory. While there can be no guarantee of investment success in the capital markets, our experience has shown that patient investors, the ones that stay the course as opposed to trying to out-guess the market, generally have fared very well over complete market cycles.

I would also like to remind you that it is not so much a stock market as it is a market of stocks. That is why we put so much time and effort into selecting and retaining firms that we believe to be top-tier sub-advisors to manage our various funds. Each of our sub-advisors has demonstrated, through their long-term performance histories, that they know what they are doing. Of course, performance, both actual and relative, will fluctuate but we have the utmost confidence in each and every one of our money managers.

Although earning competitive returns is a valid objective of every shareholder of every mutual fund, Timothy Plan shareholders have another (hopefully) more compelling concern and objective — investing the resources our Lord has entrusted into their care in a morally responsible manner. The question has always been, “Can you do both?” While there is no precise answer to that question, each of our sub-advisors will unequivocally state that there is little or no penalty for applying our moral screens to their investment selection process.

In closing, I believe you will be pleased with the increased market value reflected on your June 30, 2003 quarterly statement. As indicated above, no one can guarantee investment performance but it is our belief that we are now in the early stages of a very nice market recovery. Thanks for your faithfulness.

Sincerely,

/S/ ARTHUR D. ALLY

Arthur D. Ally,

President

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Timothy Plan Conservative Growth Portfolio Variable Series

MUTUAL FUNDS—94.85%

number of shares		market value
58,412	Timothy Fixed Income Fund – Class A	$622,668
82,368	Timothy Large Mid Cap Growth Fund – Class A	450,555
61,810	Timothy Large Mid Cap Value Fund – Class A	624,285
228,120	Timothy Plan Money Market Fund	228,120
27,663	Timothy Small Cap Value Fund – Class A	340,254

	Total Mutual Funds (cost $2,250,493)	$2,265,882

SHORT TERM INVESTMENTS – 0.68%

number of shares		market value
16,264	Federated Cash Trust Series II Treasury Fund	$16,264

	Total Short Term Investments (cost $16,264)	16,264

	Total Investments – 95.53% (identified cost $2,266,757)	$2,282,146

	OTHER ASSETS AND LIABILITIES, NET – 4.47%	106,807

	Net Assets – 100.00%	$2,388,953

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003 (Unaudited)

Timothy Plan Conservative Growth Portfolio Variable Series

ASSETS

amount
Investments in Securities at Value (identified cost $2,266,757) [NOTE 1]	$2,282,146
Receivables:
Fund Shares Sold	110,638
Interest	43

Total Assets	2,392,827

LIABILITIES

amount
Accrued Expenses	3,874

Total Liabilities	3,874

NET ASSETS

amount
Net Assets	$2,388,953

SOURCES OF NET ASSETS

amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$2,378,810
Undistributed Net Investment Loss	(972)
Undistributed Net Realized Loss	(4,274)
5Net Unrealized Appreciation in Value of Investments	15,389

Net Assets	$2,388,953

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	248,889

Net Asset Value, Offering and Redemption Price Per Share ($2,388,953 / 248,889 Shares)	$9.60

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Timothy Plan Conservative Growth Portfolio Variable Series

INVESTMENT INCOME

amount
Interest	$366
Dividends	4,538

Total Investment Income	4,904

EXPENSES

amount
Investment Advisory Fees [Note 3]	2,925
Fund Accounting, Transfer Agency, & Administration Fees	1,438
Custodian Fees	1,500
Participation Fees	2,146
Printing Fees	575
Audit Fees	575
Legal Fees	187
Miscellaneous Expense	315

Total Expenses	9,661
Expenses Waived by Advisor [Note 3]	(2,363)

Total Net Expenses	7,298

Net Investment Income (Loss)	(2,394)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Investments	(2,775)
Change in Unrealized Appreciation (Depreciation) of Investments	123,392

Net Realized and Unrealized Gain (Loss) on Investments	120,617

Increase (Decrease) in Net Assets Resulting from Operations	$118,223

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

As of June 30, 2003 (Unaudited)

Timothy Plan Conservative Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02 (A)
Operations:
Net Investment Income (Loss)	$(2,394)	$6,045
Net Realized Gain (Loss) on Investments	(2,775)	(1,732)
Capital gain distributions from other investment companies	—	553
Net Change in Unrealized Appreciation (Depreciation) of Investments	123,392	(108,003)

Increase in Net Assets (resulting from operations)	118,223	(103,137)

Distributions to Shareholders:
Net Income	—	(4,622)
Net Realized Gains	—	(321)

Total Distributions to Shareholders	—	(4,943)

Capital Share Transactions:
Proceeds from Shares Sold	956,322	2,114,970
Dividends Reinvested	—	4,944
Cost of Shares Redeemed	(190,875)	(506,551)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	765,447	1,613,363

Total Increase in Net Assets	883,670	1,505,283

Net Assets:
Beginning of Period	1,505,283	—

End of Period [Including undistributed net investment income of $0, $2,627]	$2,388,953	$1,505,283

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	102,827	219,877
Shares Reinvested	—	551
Shares Redeemed	(21,749)	(52,617)

Net Increase (Decrease) in Number of Shares Outstanding	81,078	167,811

(A)	For the period May 10, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Conservative Growth Portfolio Variable Series

	six months ended 6/30/03 (unaudited)		period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(1.07)

Total from Investment Operations	0.63		(1.00)

Less Distributions:
Dividends from Net Investment Income (Loss)	—		(0.03)
Dividends from Realized Gains	—		—

Total Distributions	—		(0.03)

Net Asset Value at End of Period	$9.60		$8.97

Total Return (A)	7.02%		(10.00)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$2,389		$1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.13	%(B)	3.09	%(B)
After Reimbursement and Waiver of Expenses by Advisor	0.85	%(B)	0.85	%(B)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.55	)%(B)	(1.45	) (B)
After Reimbursement and Waiver of Expenses by Advisor	(0.27	)%(B)	0.79	%(B)

Portfolio Turnover	2.94%		6.48%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 10, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Timothy Plan Strategic Growth Portfolio Variable Series

MUTUAL FUNDS – 98.76%

number of shares		market value
75,651	Timothy Aggressive Growth – Class A	$413,813
21,668	Timothy Fixed Income – Class A	230,977
138,726	Timothy Large Mid Cap Growth – Class A	758,832
52,473	Timothy Large Mid Cap Value – Class A	529,980
33,373	Timothy Small Cap Value – Class A	410,483

	Total Mutual Funds (cost $2,240,072)	$2,344,085

SHORT TERM INVESTMENTS – 0.75%

number of shares		market value
2,596	Federated Cash Trust Series II Treasury Fund	$2,596
15,140	First American Treasury Obligation Fund, Class S	$15,140

	Total Short Term Investments (cost $17,736)	17,736

	Total Investments – 99.51% (identified cost $2,257,808)	$2,361,821

	OTHER ASSETS AND LIABILITIES, NET – 0.49%	11,635

	Net Assets – 100.00%	$2,373,456

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003 (Unaudited)

Timothy Plan Strategic Growth Portfolio Variable Series

ASSETS

amount
Investments in Securities at Value (identified cost $2,257,808) [NOTE 1]	$2,361,821
Receivables:
Fund Shares Sold	16,633
Interest	20

Total Assets	2,378,474

LIABILITIES

amount
Payable for Fund Shares Redeemed	1,069
Accrued Expenses	3,949

Total Liabilities	5,018

NET ASSETS

amount
Net Assets	$2,373,456

SOURCES OF NET ASSETS

amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$2,303,013
Accumulated Undistributed Net Investment Loss	(4,884)
Accumulated Net Realized Loss on Investments	(28,686)
Net Unrealized Appreciation in Value of Investments	104,013

Net Assets	$2,373,456

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	261,770

Net Asset Value, Offering and Redemption Price Per Share ($2,373,456 / 261,770 Shares)	$9.07

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Timothy Plan Strategic Growth Portfolio Variable Series

INVESTMENT INCOME

amount
Interest	$100
Dividends	1,485

Total Investment Income	1,585

EXPENSES

amount
Investment Advisory Fees [Note 3]	2,722
Fund Accounting, Transfer Agency, & Administration Fees	1,111
Custodian Fees	1,500
Participation Fees	1,901
Printing Fees	419
Audit Fees	585
Legal Expense	199
Miscellaneous Expense	224

Total Expenses	8,661
Expenses Waived by Advisor [Note 3]	(2,192)

Total Net Expenses	6,469

Net Investment Income (Loss)	(4,884)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(28,928)
Change in Unrealized Appreciation (Depreciation) of Investments	184,047

Net Realized and Unrealized Gain (Loss) on Investments	155,119

Increase (Decrease) in Net Assets Resulting from Operations	$150,235

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

As of June 30, 2003 (Unaudited)

Timothy Plan Conservative Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03 (unaudited)	year ended 12/31/02 (A)

Operations:
Net Investment Income (Loss)	$(4,884)	$(1,038)
Net Realized Loss on Investments	(28,928)	242
Net Change in Unrealized Appreciation (Depreciation) of Investments	184,047	(80,034)

Increase in Net Assets (resulting from operations)	150,235	(80,830)

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	1,134,006	1,440,046
Dividends Reinvested	—	—
Cost of Shares Redeemed	(247,933)	(22,068)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	886,073	1,417,978

Total Increase in Net Assets	1,036,308	1,337,148
Net Assets:
Beginning of Period	1,337,148	—

End of Period [Including undistributed net investment income of $0, $124]	$2,373,456	$1,337,148

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	130,078	164,517
Shares Reinvested	—	—
Shares Redeemed	(30,348)	(2,477)

Net Increase (Decrease) in Number of Shares Outstanding	99,730	162,040

(A)	For the period May 13, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these finanical statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Strategic Growth Portfolio Variable Series

	six months ended 6/30/03 (unaudited)		period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.25		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.85		(1.74)

Total from Investment Operations	0.82		(1.75)

Less Distributions:
Dividends from Net Investment Income (Loss)	—		—
Dividends from Realized Gains	—		—

Total Distributions	—		—

Net Asset Value at End of Period	$9.07		$8.25

Total Return (A)	9.67%		(17.50)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$2,373		$1,337
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.14	%(B)	5.14	%(B)
After Reimbursement and Waiver of Expenses by Advisor	0.85	%(B)	0.85	%(B)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.93	)%(B)	(4.52	)%(B)
After Reimbursement and Waiver of Expenses by Advisor	(0.64	)%(B)	(0.23	)%(B)

Portfolio Turnover	0.63%		0.00%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 13, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these finanical statements.

LETTER FROM THE PRESIDENT

June 30, 2003

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (individually the “Fund”, collectively the “Funds”) were organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The Conservative Growth Portfolio began operations May 1, 2002 and the Strategic Growth Portfolio began operations May 6, 2002.

A.	Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C.	Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

LETTER FROM THE PRESIDENT

June 30, 2003

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended to June 30, 2003:

funds	purchases	sales
Conservative Growth Portfolio	$2,361,590	$531,590

Strategic Growth Portfolio	$2,494,993	$114,993

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective April 27, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

The Advisor has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 2004. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $2,363 for the Conservative Growth Portfolio and $2,192 for the Strategic Growth Portfolio for the six months ended June 30, 2003, respectively.

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2003, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Conservative Growth	$2,266,757	$89,594	$(74,205)	$15,389

Strategic Growth	$2,257,808	$132,410	$(28,397)	$104,013

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2003 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2003
Ordinary Income	$—	$—
Long-term Capital Gains	—	—

	$—	$—

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,422	$—
Undistributed Long-term Capital Gains	554	242
Unrealized (Depreciation)	(110,056)	(80,034)

	$(108,080)	$(79,792)

[GRAPHIC OF THE TIMOTHY PLAN]

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

Not applicable.

ITEM 10.    EXHIBITS

(a)	Not applicable at this time.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Timothy Plan

By (Signature and Title)*         PRESIDENT AND TREASURER

Date             08/25/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         Arthur Ally         PRESIDENT

Date             08/25/2003

By (Signature and Title)*         Wesley Pennington         TREASURER

Date             08/25/2003

* Print the name and title of each signing officer under his or her signature.